Victory Nasdaq-100 Index Fund Investment Strategy - Victory Nasdaq-100 Index Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Index. This strategy may be changed upon 60 days’ prior written notice to shareholders. The Index is an index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization.In seeking to track the performance of the Index, the Fund will normally invest in all the common stocks of companies in the Index in roughly the same proportions as their weightings in the index.While the Fund attempts to replicate the Index, there may be times when the Fund and the Index do not match exactly. At times, the Fund may purchase a stock not included in the Index when it believes doing so would be a cost-efficient way of approximating the Index’s performance, for example, in anticipation of a stock being added to the Index. To the extent that the Index concentrates in the securities of a particular industry or group of industries, the Fund will similarly concentrate its investments. As of the date of this Prospectus, the Fund’s investments are not concentrated in any industry or group of industries, although the Fund’s investments are more focused in the technology sectors, consistent with the Index.The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers.